Interest expenses (Tables)	6 Months Ended
Jun. 30, 2021
Analysis of income and expense [abstract]
Major components of interest expenses
The table below presents the major components of interest expenses:

	Six months June 30,
	2020	2021
	(In thousands)
Interest on loans	$4,839	$4,107
Interest on lease contract	327	383
Interest on financing component of long-term development services agreements	1,809	1,415
Interest on supplier payable with extended payment terms	53	81
Other bank fees and financial charges	200	160
Total interest expenses	$7,228	$6,146